Trade receivables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [line items]
Provision for revenue cancellation		R$ (4,191)	R$ (3,136)	R$ (5,212)	R$ (5,655)
Total trade receivables		146,493	122,039
Current		140,560	115,115
Non-current		5,933	6,924
Interest rate for Special Installment Payment receivable	1.34%
Discount rate for Special Installment Payment receivable	2.76%
Cost
Trade Receivables [line items]
Tuition fees		247,419	206,107
FIES and UNIEDU Guaranteed Credits		2,103	4,041
PEP - Special Installment Payment		15,096	17,155
Provision for revenue cancellation		(4,191)	(3,136)
Total trade receivables		72,338	70,216
Allowance
Trade Receivables [line items]
Total trade receivables		R$ (113,934)	R$ (102,128)